Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 864,558	$ 918,639	$ 1,299,015
Sales commissions payable	40,758	48,263	69,532
Accrued payroll liabilities	255,462	288,071	169,052
Product warranty accrual	172,868	173,365	185,234
Other accrued expenses	340,442	356,623	110,127
Total	$ 1,674,088	$ 1,784,961	$ 1,832,959